CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net profit (loss):
From continuing operations	$ 271,869	$ (1,668,646)
From discontinued operations		(535,480)
Net loss	271,869	(2,204,126)	$ (1,125,565)	$ (28,022)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,030	3,743	4,694	5,990
Loss on disposal of computer and office equipment, fixtures, and furniture	141	997
Amortization of right-of-use assets	120,499	155,099	178,681	176,382
Inventory provision included in cost of sales			240,312	0
Inventory loss included in cost of sales			186,383	0
Stock-based compensation expense	0	54,506	318,137	0
Write off of other receivables			30,920	0
Write off of amounts due from related companies		156,826
Loss on disposal of a subsidiary		90,493
Changes in operating assets and liabilities:
Accounts receivable	(436,923)	(174,940)	70,611	65,142
Loan receivable	(679,790)
Inventories	101,816	(78,802)	(182,531)	162,276
Prepaid expenses and other current assets	(112,070)	(94,869)	46,058	(254,853)
Accounts payables			0	(706)
Value added and other taxes payable			0	42,691
Accrued expenses and other payables	(13,388)	586,656	(23,447)	140,295
Net cash used in continuing operations	(745,816)	(968,937)
Net cash used in discontinued operation		(56,422)
Net cash (used in)/provided by operating activities	(745,816)	(1,025,359)	(255,747)	309,195
Cash flows from investing activities:
Purchase of property, plant and equipment		(22,369)	0	(5,632)
Net cash on acquisition			0	4,644
Cash consideration received from the disposal of a subsidiary		140,500
Net cash provided by continuing operations		118,131
Net cash provided by discontinued operation
Net cash used in investing activities		118,131	0	(988)
Cash flows from financing activities:
Proceeds from private placement	110,380	533,501	234,000	50,000
Payment for cancellation of shares			0	(50,000)
Proceeds from bank loans	1,561,983	1,022,502	567,431	663,505
Repayment of bank loan	(969,976)	(427,751)	(402,254)	(460,030)
Advance from a director	12,703
Repayment from related companies		246,831
Advances to related companies		(79,320)	(136,135)	(299,010)
Net cash provided by continuing operations	715,090	1,295,763
Net cash provided by discontinued operation
Net cash used in financing activities	715,090	1,295,763	263,042	(95,535)
Effect of exchange rate changes on cash	(101,853)	(212,418)	(100,166)	(78,872)
Net (decrease)/increase in cash	(132,579)	176,117	(92,871)	133,800
Cash at beginning of year	277,836	101,491	194,590	60,790
Cash at beginning of year held by discontinued operation		228
Cash at end of year held by discontinued operation			228
Cash at end of year	145,257	277,836	101,491	194,590
Supplemental information:
Cash paid for income tax		621
Cash paid for interests	81,317	46,723	35,361	24,250
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations		28,390	37,611	1,148,422
Equity investment consideration received from the disposal of a subsidiary		562,000
Cash at end of year	$ 145,257	277,836	101,491	194,590
Cash paid for income tax			11,119	660
As Reclassified [Member]
Net profit (loss):
From continuing operations			(682,663)
From discontinued operations			(442,902)
Net loss			(1,125,565)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment			5,376
Loss on disposal of computer and office equipment, fixtures, and furniture
Amortization of right-of-use assets			161,223
Stock-based compensation expense			318,137
Write off of other receivables			30,920
Write off of amounts due from related companies
Loss on disposal of a subsidiary
Changes in operating assets and liabilities:
Accounts receivable			70,611
Loan receivable
Inventories			6,713
Prepaid expenses and other current assets			45,198
Accrued expenses and other payables			(70,756)
Net cash used in continuing operations			(115,241)
Net cash used in discontinued operation			(137,933)
Net cash (used in)/provided by operating activities			(253,174)
Cash flows from investing activities:
Purchase of property, plant and equipment			(2,149)
Cash consideration received from the disposal of a subsidiary
Net cash provided by continuing operations			(2,149)
Net cash provided by discontinued operation
Net cash used in investing activities			(2,149)
Cash flows from financing activities:
Proceeds from private placement			234,000
Proceeds from bank loans			567,431
Repayment of bank loan			(402,254)
Advance from a director
Advances to related companies			(136,135)
Net cash provided by continuing operations			263,042
Net cash provided by discontinued operation
Net cash used in financing activities			263,042
Effect of exchange rate changes on cash			(100,590)
Net (decrease)/increase in cash			(92,871)
Cash at beginning of year		101,491	188,133
Cash at beginning of year held by discontinued operation		$ 228	6,457
Cash at end of year held by discontinued operation			228	6,457
Cash at end of year			101,491	188,133
Supplemental information:
Cash paid for income tax			11,119
Cash paid for interests			35,361
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations			37,611
Equity investment consideration received from the disposal of a subsidiary
Cash at end of year			$ 101,491	$ 188,133